Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-213314
Entity Registrant Name	HUAHUI EDUCATION GROUP LIMITED
Entity Central Index Key	0001680935
Entity Address, Address Line One	13th Floor, Building B1, Wisdom Plaza,
Entity Address, Address Line Two	Qiaoxiang Road, Nanshan District
Entity Address, Address Line Three	Shenzhen
Entity Address, City or Town	GD
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000